Investments in associates and joint ventures (Details 5) - Principal Jointly Controlled Entities Banco Rci Brasil [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 11,547,631	R$ 10,608,167	R$ 10,187,883
Liabilities	10,274,069	9,284,716	8,754,744
Cash and Cash Equivalents	8,541	306,035	341,015
Depreciation and amortization	(1,318)	(1,592)	(1,628)
Income	2,329,225	711,714	637,856
Interest income	358,937	1,784,427	1,308,649
Interest expenses		(1,111,611)	(592,776)
Income / (Expense) from Income Tax	(52,695)	(103,933)	(105,266)
Current Liabilities (excluding Trading, Other Liabilities, and Provisions)		3,817,483	3,293,251
Non-Current Liabilities (excluding Trading, Other Liabilities, and Provisions)		R$ 5,744,632	R$ 5,218,945